Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue	$ 986,145	$ 1,348,738	$ 4,796,474	$ 4,299,717
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue			1,914,647	2,256,546
Platform (Creator Subscriptions) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue			1,417,094	1,926,135
Ecommerce (Tangible products) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue			1,457,161	90,433
Affiliate Sales [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue			7,572	26,453
Other Revenue [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue				$ 150